Summary of Significant Accounting Policies (Details 2) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments in unconsolidated entities (equity method)	$ 103,610	$ 96,373
Investments in limited liability companies	1,926	1,339
Investments, noncurrent	3,925	2,575
Investments	$ 109,461	$ 100,287